Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	CORNERSTONE BANCORP/SC
Entity Central Index Key	0001087455
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,210,769
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 1,906,692

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 6,803,057	$ 7,043,911
Federal funds sold	12,620,000	5,110,000
Cash and cash equivalents	19,423,057	12,153,911
Investment securities
Available-for-sale	27,742,623	23,592,336
Other investments	883,850	1,063,350
Loans, net	91,338,925	117,210,770
Property and equipment, net	5,024,113	5,230,835
Cash surrender value of life insurance policies	1,975,187	1,908,112
Property acquired in foreclosure	16,545,488	10,278,599
Other assets	1,390,168	2,530,552
Total assets	164,323,411	173,968,465
Liabilities And Shareholders' Equity
Noninterest bearing	17,087,736	10,382,882
Interest bearing	121,774,858	130,263,510
Total deposits	138,862,594	140,646,392
Customer repurchase agreements	1,767,550	2,945,937
Borrowings from Federal Home Loan Bank of Atlanta	2,441,505	6,592,338
Broker repurchase agreements	3,000,000	5,000,000
Other liabilities	769,152	425,086
Total liabilities	146,840,801	155,609,753
Commitments and contingencies - Notes 12 and 16
Shareholders' equity
Preferred stock, 10,000,000 shares authorized, 1,038 shares issued at December 31, 2011 and 2010	998,538	998,538
Common stock, no par value, 20,000,000 shares authorized, 2,210,769 shares issued at December 31, 2011 and 2010	18,909,600	18,859,924
Retained deficit	(2,907,929)	(1,418,781)
Accumulated other comprehensive (loss) income	482,401	(80,969)
Total shareholders' equity	17,482,610	18,358,712
Total liabilities and shareholders' equity	$ 164,323,411	$ 173,968,465

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	1,038	1,038
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	2,210,769	2,210,769

Consolidated Statements Of Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans and fees on loans	$ 5,862,832	$ 6,912,550	$ 6,997,466
Investment securities	820,729	916,464	1,025,983
Federal funds sold and other	17,132	18,968	16,378
Total interest income	6,700,693	7,847,982	8,039,827
Interest Expense
Deposits	1,467,215	2,331,067	2,930,929
Federal funds and customer repurchase agreements	26,718	38,259	78,438
Federal Home Loan Bank advances	93,871	200,885	237,870
Broker repurchase agreements	239,746	177,103	176,619
Total interest expense	1,827,550	2,747,314	3,423,856
Net interest income	4,873,143	5,100,668	4,615,971
Provision for loan losses	670,000	1,260,000	2,955,000
Net interest income after provision for loan losses	4,203,143	3,840,668	1,660,971
Noninterest Income
Service fees on deposit accounts	531,437	536,480	572,973
Gain on sale of available-for-sale investments		325,656	299,063
Mortgage loan origination fees			154,905
Other	214,919	206,540	183,225
Total noninterest income	746,356	1,068,676	1,210,166
Noninterest Expenses
Salaries and benefits	2,181,085	2,238,400	2,392,717
Occupancy and equipment	530,827	542,138	572,025
Data processing	240,702	233,631	218,110
Advertising	27,171	21,225	30,258
Supplies	76,596	67,136	69,383
Professional and regulatory fees	574,367	584,539	551,330
Directors' fees	130,550	137,025	138,475
Loan expenses	222,515	213,035	322,687
Holding costs of foreclosed property	527,850	461,598	117,272
Loss on sale of foreclosed property	193,693	180,397	228,547
Impairment of foreclosed property	430,513	709,751
Other operating expenses	394,337	406,509	411,344
Total noninterest expenses	5,530,206	5,795,384	5,052,148
Loss before income taxes	(580,707)	(886,040)	(2,181,011)
Income tax expense (benefit)	908,441	(388,273)	(819,737)
Net loss	(1,489,148)	(497,767)	(1,361,274)
Dividend on preferred stock	(88,077)	(30,476)
Loss available to common shareholders	$ (1,577,225)	$ (528,243)	$ (1,361,274)
Loss Per Common Share
Basic	$ (0.71)	$ (0.24)	$ (0.62)
Diluted	$ (0.71)	$ (0.24)	$ (0.62)
Weighted Average Common Shares Outstanding
Basic	2,210,769	2,210,769	2,208,191
Diluted	2,210,769	2,210,769	2,208,191

Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008		$ 18,323,333	$ 765,906	$ 47,708	$ 19,136,947
Balance, shares at Dec. 31, 2008		1,991,565
Net loss			(1,361,274)		(1,361,274)
Other comprehensive income, net of income taxes:
Unrealized gain/loss on investment securities				112,983	112,983
Comprehensive loss					(1,248,291)
Stock based compensation		72,464			72,464
Stock option exercises		80,000			80,000
Stock option exercises, shares		14,172
Stock dividend (5%), net of cash in lieu of fractional shares		323,931	(325,646)		(1,715)
Stock dividend (5%), net of cash in lieu of fractional shares, shares		100,001
Balance at Dec. 31, 2009		18,799,728	(921,014)	160,691	18,039,405
Balance, shares at Dec. 31, 2009		2,105,738
Net loss			(497,767)		(497,767)
Other comprehensive income, net of income taxes:
Unrealized gain/loss on investment securities				(241,660)	(241,660)
Comprehensive loss					(739,427)
Stock based compensation		61,220			61,220
Preferred stock issuance, net of offering expenses	998,538				998,538
Preferred stock issuance, net of offering expenses, shares	1,038
Stock dividend (5%), net of cash in lieu of fractional shares		(1,024)			(1,024)
Stock dividend (5%), net of cash in lieu of fractional shares, shares		105,031
Balance at Dec. 31, 2010	998,538	18,859,924	(1,418,781)	(80,969)	18,358,712
Balance, shares at Dec. 31, 2010	1,038	2,210,769
Net loss			(1,489,148)		(1,489,148)
Other comprehensive income, net of income taxes:
Unrealized gain/loss on investment securities				563,370	563,370
Comprehensive loss					(925,778)
Stock based compensation		49,676			49,676
Balance at Dec. 31, 2011	$ 998,538	$ 18,909,600	$ (2,907,929)	$ 482,401	$ 17,482,610
Balance, shares at Dec. 31, 2011	1,038	2,210,769

Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) (Parenthetical)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) [Abstract]
Stock dividend declared, percentage	5.00%	5.00%

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net loss	$ (1,489,148)	$ (497,767)	$ (1,361,274)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities
Depreciation and net amortization	538,477	484,081	351,303
Deferred income tax expense (benefit)	908,441	(132,306)	(37,863)
Provision for loan losses	670,000	1,260,000	2,955,000
Impairment of foreclosed property	430,513	709,751
Gain on sale of available-for-sale investments		(325,656)	(299,063)
Loss on sale of repossessed collateral	193,693	180,397	228,547
(Gain) loss on sale/disposal of property and equipment	3,539	1,881	(625)
Non-cash option expense	49,676	61,220	72,464
(Increase) decrease in other assets	164,868	1,508,383	(2,459,514)
Increase in other liabilities	53,844	101	145,474
Net cash provided by (used for) operating activities	1,523,903	3,250,085	(405,551)
Investing Activities
Proceeds from maturities and principal paydowns of investment securities	8,932,818	8,277,549	5,901,304
Proceeds from sale of investment securities		8,120,975	10,752,749
Proceeds from sale of foreclosed property	4,389,988	3,947,388	2,498,705
Purchase of investment securities	(12,532,290)	(11,385,110)	(25,495,248)
(Purchase) sale of FHLB and Federal Reserve stock, net	179,500	78,700	(27,900)
(Increase) decrease in loans, net	14,112,651	8,558,681	(17,167,459)
Proceeds from sale of property and equipment	425		625
Capitalization of improvements to foreclosed property	(191,889)	(364,989)	(63,943)
Purchase of property and equipment	(32,942)	(169,697)	(5,448)
Net cash provided by (used for) investing activities	14,858,261	17,063,497	(23,606,615)
Financing Activities
Net (decrease) increase in deposits	(1,783,798)	(11,734,882)	29,799,700
Net decrease in customer repurchase agreements	(1,178,387)	(311,065)	(1,325,617)
Net decrease Federal funds purchased			(1,810,000)
Borrowings from Federal Home Loan Bank of Atlanta			4,500,000
Repayments to Federal Home Loan Bank of Atlanta	(4,150,833)	(3,150,834)	(5,150,833)
Proceeds from sale of preferred stock, net of expenses		998,538
Repayments of broker repurchase agreements	(2,000,000)
Proceeds from exercise of stock options			80,000
Cash paid in lieu of fractional shares		(1,024)	(1,715)
Net cash (used for) provided by financing activities	(9,113,018)	(14,199,267)	26,091,535
Net increase in cash and cash equivalents	7,269,146	6,114,315	2,079,369
Cash and cash equivalents, beginning of year	12,153,911	6,039,596	3,960,227
Cash and cash equivalents, end of year	19,423,057	12,153,911	6,039,596
Cash paid for:
Interest	1,860,780	2,776,547	3,457,004
Income taxes (refunds, received)	(208,897)	(892,557)	54,946
Non-cash Supplemental information:
Loans transferred to foreclosed property	11,089,194	8,038,463	8,922,517
Loans charged-off, net	$ 1,330,990	$ 1,251,907	$ 1,958,726

Summary Of Significant Accounting Policies And Activities	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies And Activities [Abstract]
Summary Of Significant Accounting Policies And Activities

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACTIVITIES

     Cornerstone Bancorp, (the "Company") was incorporated under the laws of the State of South Carolina for the purpose of operating as a bank holding company for Cornerstone National Bank (the "Bank"). The Company obtained regulatory approval to acquire the Bank and opened the Bank for business in 1999 with a total capitalization of $6.0 million. To increase capital available for growth, the Company offered 445,000 shares of its common stock pursuant to a prospectus dated October 4, 2005. Upon completion in January 2006, the offering added approximately $6.0 million to the Company's total capitalization. In 2010 the Company offered 8% cumulative perpetual preferred stock ("the Preferred") to accredited investors. The Company sold 1,038 shares of the Preferred, raising $998,538 net of offering expenses. The Company increased its investment in the Bank by approximately $500,000 and held the remaining cash in order to pay future expenses and dividends on the Preferred.

     The Bank provides full commercial banking services to customers and is subject to regulation by the Office of the Comptroller of the Currency ("OCC") and the Federal Deposit Insurance Corporation. The Company is subject to regulation by the Federal Reserve and to limited regulation by the South Carolina State Board of Financial Institutions. The Bank maintains branch locations in the Berea area of Greenville County and the Powdersville area of Anderson County, South Carolina in addition to its headquarters in Easley in Pickens County, South Carolina. In 2004, the Bank established a wholly owned subsidiary, Crescent Financial Services, Inc. ("Crescent"), which is an insurance agency. In 2011, 2010 and 2009, Crescent's transactions were immaterial to the consolidated financial statements.

Basis of presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank. The Company operates as one business segment. All significant intercompany balances and transactions have been eliminated. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America ("GAAP") and to general practices in the banking industry. The Company uses the accrual basis of accounting.

Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amount of income and expenses during the reporting periods. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, including valuation allowances for impaired loans, and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and the valuation of foreclosed real estate, management obtains independent appraisals for significant properties and takes into account other current market information. While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance for loan losses and changes to valuation of foreclosed real estate may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and valuation of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance for loan losses or additional write-downs on foreclosed real estate based on their judgments about information available to them at the time of their examination. Because of these factors, it is reasonably possible that estimates related to the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Investment securities

The Company accounts for investment securities in accordance with financial accounting standards which require investments in equity and debt securities to be classified into three categories:

1. Available-for-sale securities: These are securities that are not classified as either held to maturity or as trading securities. These securities are reported at fair market value. Unrealized gains and losses are reported, net of income taxes, as separate components of shareholders' equity (accumulated other comprehensive income).

2. Held-to-maturity securities: These are investment securities that the Company has the ability and intent to hold until maturity. These securities are stated at cost, adjusted for amortization of premiums and the accretion of discounts. The Company has no held-to-maturity securities.

3. Trading securities: These are securities that are bought and held principally for the purpose of selling in the near future. Trading securities are reported at fair market value, and related unrealized gains and losses are recognized in the income statement. The Company has no trading securities.

The Company reviews all investments with unrealized losses as of the balance sheet date for possible impairment. Our review consists of an examination of each security with regard to its issuer, credit rating, time to maturity and likelihood of sale prior to maturity. Any losses determined to be other than temporary are recognized through the income statement. Unrealized gains and losses are determined using fair values estimated by the Company's bond accounting vendor. The vendor uses several pricing services for valuing securities, depending on the issuer of the security. Management reviews the fair values for appropriateness and consults an additional vendor to ensure that fair value estimates are reasonable. The portfolio contained Agency mortgage backed securities and municipal bonds as of December 31, 2011. There were no private-label mortgage-backed securities, collateralized mortgage obligations, or derivative products in the portfolio as of December 31, 2011. The fair values of the Company's available for sale investments, other than municipal bonds, are measured on a recurring basis using quoted market prices in active markets for identical assets and liabilities ("Level 1 inputs" under the standard). Due to the lower level of trading activity in municipal bonds, the fair market values of these investments are measured based on other inputs such as inputs that are observable or can be corroborated by observable market data for similar assets with substantially the same terms ("Level 2 inputs" under the standard.)

Other investments include the Bank's stock investments in the Federal Reserve Bank of Richmond ("Reserve Bank") and the Federal Home Loan Bank of Atlanta ("FHLB"). The Bank, as a member institution, is required to own certain stock investments in the Reserve Bank and FHLB. The stock is generally pledged against any borrowings from the Reserve Bank and FHLB. No ready market exists for the stock and it has no quoted market value. Redemption of these stock investments has historically been (including redemptions during 2011) at par value. However, there can be no assurance that future redemptions will be at par value. Other investments are carried at cost.

Gains or losses on dispositions of investment securities are based on the differences between the net proceeds and the adjusted carrying amount of the securities sold, using the specific identification method.

Loans, interest and fee income on loans

Loans are stated at the principal balance outstanding. Unearned discount and the allowance for possible loan losses are deducted from total loans in the balance sheet. Interest income is recognized over the term of the loan based on the principal amount outstanding.

Generally, the accrual of interest will be discontinued on impaired loans when principal or interest becomes 90 days past due, or when payment in full is not anticipated, and any previously accrued interest on such loans will be reversed against current income. Any subsequent interest income will be recognized on a cash basis when received unless collectibility of a significant amount of principal is in serious doubt. In such cases, collections are credited first to the remaining principal balance on a cost recovery basis. An impaired loan will not be returned to accrual status unless principal and interest are current and the borrower has demonstrated the ability to continue making payments as agreed. The ability to continue making payments as agreed is determined on a case-by-case basis due to the mainly commercial nature of the Bank's portfolio. Non-performing assets include real estate acquired through foreclosure or deed taken in lieu of foreclosure, and loans on non-accrual status. Fee income on loans is recognized as income at the time loans are originated.

Due to the short-term nature of the majority of the Bank's loans and the immateriality of the net deferred amount, this method approximates the income that would be earned if the Company deferred loan fees and costs.

Allowance for loan losses

The Company provides for loan losses using the allowance method. Loans that are determined to be uncollectible are charged against the allowance. Provisions for loan losses and recoveries on loans previously charged off are added to the allowance. The provision for loan losses charged to operating expenses reflects the amount deemed appropriate by management to establish an adequate reserve to meet the probable loan losses incurred in the current loan portfolio. Management's judgment is based on periodic and regular evaluation of individual loans, the overall risk characteristics of the various portfolio segments, past experience with losses, delinquency trends, and prevailing economic conditions. To estimate the amount of allowance necessary the Company separates the portfolio into segments. The portfolio is first separated into groups according to the internal loan rating assigned by management. Loans rated "Other Assets Especially Mentioned" ("OAEM") or "Special Mention", "Substandard", "Doubtful", or "Loss" as defined in the Bank's loan policy, are evaluated individually for impairment. The Company uses regulatory call report codes to stratify the remaining portfolio and tracks the Bank's own charge-offs and those of peer banks using FDIC Call Report Data. The Bank's own charge-off ratios by call code are used to project potential loan losses in the future on loans that are rated "Satisfactory" or better. Charge-off ratios may be increased or decreased based on other environmental factors which may need to be considered, such as unemployment rates and volatility of real estate values. While management uses the best information available to make evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations. The allowance for loan losses is also subject to periodic evaluation by various regulatory authorities and may be subject to adjustment upon their examination. Refer to Note 5 for additional information.

The Bank accounts for impaired loans in accordance with a financial accounting standard that requires all lenders to value a loan at the loan's fair value if it is probable that the lender will be unable to collect all amounts due according to the terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis taking into consideration all the circumstances of the loan and the borrower, including the length of the delay, reasons for the delay, the borrower's payment record and the amount of the shortfall in relation to the principal and interest owed. The fair value of an impaired loan may be determined based upon the present value of expected cash flows, market price of the loan, if available, or value of the underlying collateral. Expected cash flows are required to be discounted at the loan's effective interest rate. The Bank's loan portfolio is largely dependent on collateral for repayment if the borrower's financial position deteriorates. Therefore, the most common type of valuation is to determine collateral value less disposal costs in order to determine carrying values for loans deemed impaired. If an impaired loan is collateral dependent and the fair value is less than the outstanding principal balance, the short-fall is charged-off to the allowance for loan losses. Costs to sell the collateral may be specifically reserved in the allowance for loan losses until the foreclosure of the collateral is complete and the balance is moved to foreclosed property.

When the ultimate collectibility of an impaired loan's principal is in doubt, wholly or partially, all cash receipts are applied to principal. Once the reported principal balance has been reduced to zero, future cash receipts are applied to interest income, to the extent that any interest has been foregone. Further cash receipts are recorded as recoveries of any amounts previously charged off. A loan is also considered impaired if its terms are modified in a troubled debt restructuring. For these accruing impaired loans, cash receipts are typically applied to principal and interest receivable in accordance with the terms of the restructured loan agreement. Interest income is recognized on these loans using the accrual method of accounting.

Property acquired in foreclosure

Property acquired in foreclosure is carried at fair value (market value less estimated selling cost), determined using an independent appraisal. Write-downs of value occur if properties are determined to have lost value based on updated appraisals. Costs to complete properties are capitalized if the as-complete market value less estimated cost is higher than the recorded investment including the cost to complete.

Holding costs are charged to expense as incurred.

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Maintenance and repairs are charged to operations, while major improvements are capitalized. Upon retirement, sale or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and gain or loss is included in income from operations.

Income taxes

The Company accounts for income taxes in accordance with a financial accounting standard that requires that deferred tax assets and liabilities be recognized for the expected future tax consequences of events that have been recognized in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. During 2011 the Company recorded a valuation allowance against all net deferred tax assets. Refer to Note 14 for additional information.

The Company has analyzed its filing positions in the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. The Company believes that income tax filing positions taken or expected to be taken in its tax returns will more likely than not be sustained upon audit by the taxing authorities and does not anticipate any adjustments that will result in a material adverse impact on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain income tax positions have been recorded. The Company's federal and state income tax returns are open and subject to examination from the 2008 tax return and forward.

Advertising and public relations expense

Advertising, promotional and other business development costs are generally expensed as incurred. External costs incurred in producing media advertising are expensed the first time the advertising takes place. External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.

Earnings per common share

Basic earnings (loss) per common share is computed on the basis of the weighted average number of common shares outstanding. The treasury stock method is used to compute the effect of stock options on the weighted average number of common shares outstanding for diluted earnings (loss) per common share. As of December 31, 2011, 2010, and 2009 there were no common stock equivalents included in the Company's loss per share calculation. Options to purchase 102,169 shares, 111,565 shares and 106,255 shares of common stock were antidilutive as of December 31, 2011, 2010 and 2009, respectively, and were excluded from the diluted share calculation. The Company declared a five percent stock dividend to shareholders of record on May 11, 2010. For 2009, per share amounts on the Consolidated Statements of income (loss) have been retroactively restated to reflect the 2010 stock dividend.

Cash surrender value of life insurance policies

Cash surrender value of life insurance policies represents the cash value of policies on certain officers of the Bank.

Statement of cash flows

For purposes of reporting cash flows, cash and cash equivalents are those amounts which have an original maturity of three months or less.

Fair values of financial instruments

The Company discloses fair value information for financial instruments, whether or not recognized in the balance sheet, when it is practicable to estimate the fair value. Under GAAP, a financial instrument is defined as cash, evidence of an ownership interest in an entity or contractual obligations that require the exchange of cash or other financial instruments. Certain items are specifically excluded from the disclosure requirements, including the Company's common stock. In addition, other nonfinancial instruments such as premises and equipment and other assets and liabilities are not subject to the disclosure requirements.

The following methods and assumptions were used by the Company in estimating fair values of financial instruments as disclosed herein: Cash and due from banks - The carrying amounts of cash and due from banks approximate their fair value.

Federal funds sold - The carrying amounts of federal funds sold approximate their fair value.

Cash surrender value of life insurance policies - The cash surrender value of life insurance policies held by the Bank approximates fair values of the policies.

Loans - For variable rate loans that reprice frequently and for loans that mature within one year, fair values are based on carrying values. Fair values for all other loans are estimated using discounted cash flow analyses, with interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values less cost to sell, where applicable.

Deposits - Fair values for deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar accounts to a schedule of aggregated expected monthly maturities. Repricing time frames for non-maturing deposits are estimated using Federal Deposit Insurance Corporation Improvement Act Section 305 guidelines.

Customer repurchase agreements - Fair values of repurchase agreements are estimated using a discounted cash flow analysis that applies interest rates currently being offered on similar accounts to a schedule of aggregated expected monthly maturities.

Borrowings from Federal Home Loan Bank of Atlanta - Borrowings from the FHLB which have variable rates of interest are deemed to be carried at fair value. Fair values of fixed rate advances are estimated using a discounted cash flow calculation that applies interest rates currently being offered on advances to a schedule of aggregated expected maturities.

Broker repurchase agreements - Fair values of broker repurchase agreements are estimated using a discounted cash flow analysis that applies interest rates currently being offered on similar accounts to a schedule of aggregated expected monthly maturities.

Stock Based Compensation

The Company has a stock-based director and employee compensation plan (the "2003 Plan") as further described in Note 18. Stock dividends were declared subsequent to the grant dates of the options. Pursuant to the terms of the 2003 Plan option agreements, the number of options outstanding was increased and the exercise price was decreased to give effect to these stock dividends.

The Company accounts for stock based compensation in accordance with GAAP. Fair value of an option grant is estimated on the date of grant using the Black-Scholes option pricing model.

Cumulative Perpetual Preferred Stock (8%)

During the third quarter of 2010, the Company offered up to $2,500,000 of 8% Series A Cumulative Perpetual Preferred Stock ("the Preferred") to accredited investors and up to 35 non-accredited investors. The Preferred was offered by the Company's directors and executive officers, and no selling agents or underwriters were used. 1,038 shares of the Preferred were sold. Proceeds of the offering, net of offering expenses totaled $998,538. The Preferred is scheduled to pay a dividend quarterly. However, pursuant to the Company's Memorandum of Understanding with the Federal Reserve, the Federal Reserve has declined to approve the dividends scheduled for payment to date. Dividends that have accumulated, but have not been declared or accrued since inception of the Preferred, total $118,553 as of December 31, 2011. See Note 20 for more information about the Memorandum of Understanding.

Recently issued accounting standards

The following is a summary of recent authoritative pronouncements that affect accounting, reporting, and disclosure of financial information by the Company:

In July 2010, the Receivables topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") was amended by Accounting Standards Update ("ASU") 2010-20 to require expanded disclosures related to a company's allowance for credit losses and the credit quality of its financing receivables. The amendments require the allowance disclosures to be provided on a disaggregated basis. The Company included these disclosures in its financial statements (see Note 5).

In April 2011, FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a Troubled Debt Restructuring ("TDR"). The determination is based on both whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties. Disclosures related to TDRs under ASU 2010-20 were effective for reporting periods beginning after June 15, 2011. Adoption of the standard did not have a material effect on the financial statements. Disclosures related to TDRs under ASU 2010-20 have been presented in Note 5.

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments are effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments will be effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

The Comprehensive Income topic of the ASC was amended in June 2011. The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders' equity. The amendment requires consecutive presentation of the statement of net income and other comprehensive income and requires an entity to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements. The amendments will be applicable to the Company on January 1, 2012 and will be applied retrospectively. They are not expected to have an effect on the financial statements.

Accounting standards that have been issued or proposed by the Financial Accounting Standards Board that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Subsequent events

Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. Nonrecognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. Management has reviewed events occurring through the date the financial statements were available to be issued and no subsequent events occurred requiring accrual or disclosure.

Formal Agreement with the Office of the Comptroller of the Currency

On May 12, 2010, the Bank entered into a formal agreement with the OCC for the Bank to take various actions with respect to the operation of the Bank. The actions include creation of a committee of the Bank's board of directors to monitor compliance with the agreement and make quarterly reports to the board of directors and the OCC; assessment and evaluation of management and members of the board; development, implementation and adherence to a written program to improve the Bank's loan portfolio management; protection of the Bank's interest in its criticized assets; implementation of a program that identifies and manages concentrations of credit risk (see Note 5); extension of the Bank's strategic plan; extension of the Bank's capital program and profit plan; additional plans for ensuring that the level of liquidity at the Bank is sufficient to sustain the current operations and withstand any anticipated or extraordinary demand; and a requirement for obtaining a determination of no supervisory objection from the OCC before accepting brokered deposits. The substantive actions called for by the agreement should strengthen the Bank and make it more efficient in the long-term. The Bank believes it has taken appropriate actions at December 31, 2011 to comply with the requirements included in the formal agreement.

Risks and Uncertainties

In the normal course of its business the Company encounters two significant types of risks: economic and regulatory. There are three main components of economic risk: interest rate risk, credit risk and market risk. The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different times, or on different bases, than its interest-earning assets. Credit risk is the risk of default on the Company's loan and investment portfolios that results from borrowers' inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of collateral underlying loans receivable and the valuation of real estate held by the Company.

The Company is subject to the regulations of various governmental agencies (regulatory risk). These regulations can and do change significantly from period to period. The Company also undergoes periodic examinations by the regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances and operating restrictions as a result of the regulators' judgments based on information available to them at the time of their examination.

Reclassification

Certain amounts in prior years' financial statements have been reclassified to conform to current year presentation. No changes have been made that affect the reported results of operations, financial condition or cash flows.

Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions On Cash And Due From Banks [Abstract]
Restrictions On Cash And Due From Banks

NOTE 2 – RESTRICTIONS ON CASH AND DUE FROM BANKS

     The Bank is required to maintain average reserve balances, computed by applying prescribed percentages to its various types of deposits, either at the Bank or on deposit with the Reserve Bank. At December 31, 2011 and 2010 these required reserves were met by vault cash.

Federal Funds Sold	12 Months Ended
Dec. 31, 2011
Federal Funds Sold [Abstract]
Federal Funds Sold

NOTE 3 - FEDERAL FUNDS SOLD

     When the Bank's cash reserves (Note 2) are in excess of the required amount, it may lend any excess to other banks on a daily basis. As of December 31, 2011 and 2010 federal funds sold amounted to $12,620,000 and $5,110,000, respectively.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 4 – INVESTMENT SECURITIES

The amortized cost and fair value of investment securities available-for-sale are as follows:

	December 31, 2011
	Amortized	Gross unrealized		Fair
	Cost	Gains	Losses	Value
Mortgage-backed securities	$18,702,842	$291,211	$21,567	$18,972,486
Municipal bonds	8,308,992	461,145	-	8,770,137
Total investment securities available-
for-sale	$27,011,834	$752,356	$21,567	$27,742,623

	December 31, 2010
	Amortized	Gross unrealized		Fair
	Cost	Gains	Losses	Value
Government sponsored enterprise bonds	$4,486,806	$21,597	$131,752	$4,376,651
Mortgage-backed securities	10,909,120	132,800	48,842	10,993,078
Municipal bonds	8,319,212	123,001	219,606	8,222,607

Total investment securities available-	$23,715,138	$277,398	$400,200	$23,592,336
for-sale

     While three of the Company's securities available-for-sale are in an unrealized loss position as of December 31, 2011, none have been in an unrealized loss position for twelve months or more. None of these securities are expected to have a loss of principal at final maturity. The unrealized losses were primarily attributable to changes in interest rates, rather than deterioration in credit quality. These securities are agency mortgage-backed securities and therefore pose minimal credit risk. The Company believes it is more likely than not it will hold these securities until such time as the value recovers or the securities mature. During 2008, the Company recognized other-than-temporary-impairment on the FNMA preferred stock of $606,054, net of tax, based on FNMA's being placed into conservatorship by the U.S. Treasury Department. The Company sold the FNMA preferred stock in 2009 at an additional loss of $58,788.

     The table below summarizes, by investment category, the length of time that individual securities have been in a continuous loss position as of December 31, 2011 and 2010.

	December 31, 2011
	Less than Twelve Months		Over Twelve Months		Total Unrealized Losses
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Mortgage-backed securities	$21,567	$5,944,428	$-	$-	$21,567
Municipal bonds	-	-	-	-	-
Total	$21,567	$5,944,428	$-	$-	$21,567

	December 31, 2010
	Less than Twelve Months		Over Twelve Months		Total Unrealized Losses
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Government sponsored enterprise bonds	$131,752	$1,868,247	$-	$-	$131,752
Mortgage-backed securities	48,842	5,279,417	-	-	48,842
Municipal bonds	219,606	4,755,566	-	-	219,606
Total	$400,200	$11,903,230	$-	$-	$400,200

     At December 31, 2011 and 2010, securities with a fair value of $11,527,285 and $17,091,060, respectively, were pledged to collateralize public deposits, sweep accounts, advances from the FHLB, and repurchase agreements. During 2011 the Company sold no securities. During 2010, the Company sold securities with a fair value of $8,120,975 and recognized a net gain on the sale of those securities of $325,656. During 2009, the Company sold securities with a fair value of $10,752,749 and recognized a net gain on the sale of those securities of $299,063.

     The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown in the following chart. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011
	Amortized Cost	Fair Value

Due within one year	$11,648	$11,790
Due after one through five years	984,346	1,024,805
Due after five through ten years	1,316,163	1,431,382
After ten years or no maturity	24,699,677	25,274,646
Total investment securities	$27,011,834	$27,742,623

     The Bank, as a member institution, is required to own stock in the Reserve Bank and the FHLB. These stocks are included at cost in the accompanying Consolidated Balance Sheets under the caption "Other investments." No ready market exists for these stock investments and they have no quoted market value. Redemption of these stocks has historically been at par value. Redemption of the FHLB stock may be subject to limitations regarding timing and amounts may be subject to impairment risk in the future. The Company evaluates the FHLB stock for impairment based on the probability of ultimate recoverability or the recorded amount of the investment. The FHLB redeemed stock at par from the Bank and other members in 2011. No impairment has been recognized based on this evaluation. Stock held in the FHLB is pledged as collateral against advances from the FHLB.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

NOTE 5 – LOANS

The composition of net loans by category as used by management to evaluate the quality of the portfolio is presented below.

	December 31,
	2011	2010
Loans secured by real estate-construction/development	$ 26,811,333	$ 41,855,338
Loans secured by real estate- single family (1)	14,341,533	19,604,943
Loans secured by real estate-nonfarm, non-residential	40,005,619	43,080,225
Loans secured by real estate-multifamily	1,694,088	1,793,400
Commercial and industrial	9,841,720	12,580,841
Consumer	687,072	999,453

Loans, gross	93,381,365	119,914,200
Less allowance for loan losses	(2,042,440)	(2,703,430)
Loans, net	$ 91,338,925	$ 117,210,770

(1)     The category includes HELOCs and junior liens.  HELOCs totaled $6.0 million and $7.6 million as of December 31, 2011 and 2010, respectively. Closed-end junior liens totaled $111,841 and $155,219 as of December 31, 2011 and 2010, respectively.

Loan Portfolio Composition

One of the primary components of the Bank's loan portfolio is loans secured by first or second mortgages on residential and commercial real estate. These loans generally consist of short to mid-term commercial real estate loans, construction and development loans, and residential real estate loans (including home equity and second mortgage loans). Interest rates may be fixed or adjustable and the Bank frequently charges an origination fee. The Bank has not purchased any loans. The Bank seeks to manage market and credit risk in the commercial real estate portfolio by emphasizing loans on owner-occupied office and retail buildings where the loan-to-value ratio at origination, established by independent appraisals, does not exceed 80%. In addition, the Bank generally requires personal guarantees of the principal owners of the property. The loan-to-value ratio at origination for first and second mortgage loans generally does not exceed 80%, and for construction loans, generally does not exceed 75% of cost. The Bank employs a reappraisal policy to routinely monitor real estate collateral values on real estate loans where the repayment is dependent on sale of the collateral. The Bank generally does not offer development loans with interest reserve features. In addition, in an effort to control interest rate risk, long term residential mortgages are not originated for the Bank's portfolio.

The Bank does not make long term (more than 15 years) mortgage loans to be held in its portfolio, and does not offer loans with negative amortization features or long-term interest only features, or loans with loan to collateral value ratios in excess of 100% at the time the loan is made. The Bank does offer loan products with features that can increase credit risk during periods of declining economic conditions, such as adjustable rate loans, short-term interest-only loans, and loans with amortization periods that differ from the maturity date (i.e., balloon payment loans). However, the Bank evaluates each customer's creditworthiness based on the customer's individual circumstances, and current and expected economic conditions, and underwrites and monitors each loan for associated risks. Loans made with exceptions to internal loan guidelines and those with loan-to-value ratios in excess of regulatory loan-to-value guidelines are monitored and reported to the Board of Directors on a monthly basis. The regulatory loan-to-value guidelines permit exceptions to the guidelines up to a maximum of 30% of total capital for commercial loans and exceptions for all types of real estate loans up to a maximum of 100% of total capital. As of December 31, 2011, the Bank had $3.7 million of loans which exceeded the regulatory loan to value guidelines. This amount is within the maximum allowable exceptions to the guidelines. Of the $3.7 million of loans with exceptions to the regulatory loan to value guidelines, $2.4 million, or approximately 63%, were not exceptions at the time the loans were made, but became exceptions upon reappraisal. Management routinely reappraises real estate collateral based on specific criteria and circumstances. If additional collateral is available, the Bank may require the borrower to commit additional collateral to the loan or take other actions to mitigate the Bank's risk.

The Bank makes loans for commercial purposes in various lines of business. Commercial loans include both secured and unsecured loans for working capital (including inventory and receivables), loans for business expansion (including acquisition of real estate and improvements), and loans for purchases of equipment and machinery. Equipment loans are typically made for a term of five years or less at either fixed or variable rates, with the loan fully amortized over the term and secured by the financed equipment. Working capital loans typically have terms not exceeding one year and are usually secured by accounts receivable, inventory or personal guarantees of the principals of the business. Commercial loans vary greatly depending upon the circumstances, and loan terms are structured on a case-by-case basis to better serve customer needs.

                The risks associated with commercial loans vary with many economic factors, including the economy in the Bank's market areas. The well-established banks in the Bank's market areas make proportionately more loans to medium- to large-sized businesses than the Bank makes. Many of the Bank's commercial loans are made to small- to medium-sized businesses, which typically are not only smaller, but also have shorter operating histories and less sophisticated record keeping systems than larger entities. As a result, these smaller entities may be less able to withstand adverse competitive, economic and financial conditions than larger borrowers. In addition, because payments on loans secured by commercial property generally depend to a large degree on the results of operations and management of the properties, repayment of such loans may be subject, to a greater extent than other loans, to adverse conditions in the real estate market or the economy.

The Bank makes a variety of loans to individuals for personal and household purposes, including secured and unsecured installment and term loans, and unsecured revolving lines of credit. The secured installment and term loans to consumers generally consist of loans to purchase automobiles, boats, recreational vehicles, mobile homes and household furnishings, with the collateral for each loan being the purchased property.

Consumer loans generally involve more credit risks than other loans because of the type and nature of the underlying collateral or because of the absence of any collateral. Consumer loan repayments are dependent on the borrower's continuing financial stability and are likely to be adversely affected by job loss, divorce and illness. Furthermore, the application of various federal and state laws, including federal and state bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans in the case of default. In many cases, any repossessed personal property will not provide an adequate source of repayment of the outstanding loan balance.

 Portfolio Segment MethodologyThe Bank segments its loan portfolio into groups of loans that mirror the regulatory reporting segments for loans, which are based on specific definitions in the Code of Federal Regulations and used in the regulatory call report. Those categories are presented in the table above and are the same categories used by management to analyze credit quality and the adequacy of the allowance for loan losses.  The Bank has been, and will continue to be, reliant on loans with real estate collateral. Under the regulatory guidelines loans with real estate collateral are reported based on various additional sub-categories, such as construction loans, loans collateralized by single family homes, including home equity lines of credit ("HELOC"), and non-residential properties.

Allowance for loan losses

                The provision for loan losses charged to operating expenses reflects the amount deemed appropriate by management to establish an adequate reserve to meet the probable loan losses incurred in the current loan portfolio. Management's judgment is based on periodic and regular evaluation of individual loans, the overall risk characteristics of the various portfolio segments, past experience with losses, delinquency trends, and prevailing economic conditions. To estimate the amount of allowance necessary the Company separates the portfolio into segments. The portfolio is first separated into groups according to the internal loan rating assigned by management. Loans rated "Special Mention", "Substandard", "Doubtful" or "Loss," as defined in the Bank's loan policy (and below), are evaluated individually for impairment. The Company uses regulatory call report codes to stratify the remaining portfolio and tracks the Bank's own charge-offs and those of peer banks using FDIC Call Report data. The Bank's own charge-off ratios by call report code are used to project potential loan losses in the future on loans that are rated "Satisfactory" or better. Charge-off ratios may be increased or decreased based on other environmental factors which may need to be considered, such as unemployment rates and volatility of real estate values. While management uses the best information available to it to make evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations. The allowance for loan losses is also subject to periodic evaluation by various regulatory authorities and may be subject to adjustment upon their examination.

Credit Quality Indicators

Loans on the Bank's watch list (including loans rated Special Mention, Substandard, Doubtful or Loss as defined below and in the Bank's loan policy) are evaluated individually for impairment and are shown in the table below. Loans rated Doubtful or Loss are generally charged-off, unless specific circumstances warrant the loan's remaining in the portfolio, even with a grade of Doubtful or Loss. Loans rated Satisfactory are also summarized in the table below.

	December 31, 2011
	Special Mention	Substandard	Doubtful/ Loss	Satisfactory

Loans secured by real estate – construction	$ 2,175,614	$ 8,414,868	$ -	$ 16,220,851
Loans secured by real estate – single family (1)	621,891	1,243,161	-	12,476,481
Loans secured by real estate – multi-family	-	692,673	-	1,001,415
Loans secured by real estate –nonfarm, nonresidential	4,087,623	1,963,116	-	33,954,880
Commercial and industrial loans	225,310	303,192	-	9,313,218
Consumer loans	-	216	-	686,856
Total	$ 7,110,438	$ 12,617,226	$ -	$ 73,653,701

	December 31, 2010
	Special Mention	Substandard	Doubtful/Loss	Satisfactory

Loans secured by real estate – construction	$ 2,217,173	$ 10,608,496	$ -	$ 29,029,669
Loans secured by real estate – single family (1)	1,389,483	2,894,266	-	15,321,194
Loans secured by real estate – multi-family	-	-	-	1,793,400
Loans secured by real estate –nonfarm, nonresidential	1,439,121	661,532	-	40,979,572
Commercial and industrial loans (2)	79,744	86,379	992,027	11,422,691
Consumer loans	1,796	1,869	-	995,788
Total	$ 5,127,317	$ 14,252,542	$ 992,027	$ 99,542,314

(1)     Includes HELOC loans.

(2)     The total loans classified as doubtful as of December 31, 2010 were repaid in full in 2011 (with no loss to the principal balance for the Company). They were classified as doubtful as of December 31, 2010 because of the possibility that legal proceedings would lengthen the collection time significantly.

A loan classified as Special Mention has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may affect the likelihood of repayment for the loan or result in deterioration of the bank's credit position at some future date. The Substandard rating is applicable to loans having a well-defined weakness in the liquidity or net worth of the borrower or the collateral that could jeopardize the liquidation of the debt. Well-defined weaknesses could include deterioration in the borrower's financial condition or cash flows, significant changes in the value of underlying collateral, or other indicators of weakness. A loan classified as Doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Loans classified Loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future.

Loans in all of the above categories (special mention, substandard, doubtful, and loss) are reviewed individually for impairment (see table below) and to determine which category they will be placed in for purposes of the calculation of the allowance for loan losses. Additional assets may also be individually evaluated for impairment. Credit quality indicators are updated semi-annually unless circumstances warrant a change in the rating, which is updated as soon as practicable.

Delinquent loans and loans on non-accrual are presented by portfolio segment in the table below.

	December 31, 2011		December 31, 2010
	Past due 30-89 Days	Nonaccrual or Past due over 90 Days	Past due 30-89 Days	Nonaccrual or Past due over 90 Days

Loans secured by real estate – construction	$ -	$ 2,387,142	$ 891,035	$ 7,218,012
Loans secured by real estate – single family (1)	141,289	105,541	1,977,519	1,522,290
Loans secured by real estate – multi-family	-	692,673	-	-
Loans secured by real estate –nonfarm, nonresidential	308,700	899,932	-	-
Commercial and industrial loans	18,055	-	-	992,027
Consumer loans	-	-	-	-
Total	$ 468,044	$ 4,085,288	$ 2,868,554	$ 9,732,329

(1)     Includes HELOC loans.

Management closely monitors delinquent loans. Construction loans past due on nonaccrual as of December 31, 2011 decreased from December 31, 2010 primarily due to completion of the foreclosure process. As of December 30, 2011 construction loans on nonaccrual are comprised of three loans. Of those three, one loan continues to pay as agreed and is not in foreclosure. Of the remaining 2 loans, one loan represents 84% of the remaining balance, and is collateralized by vacant commercial property. Management has evaluated the relationship and the underlying collateral and believes that the value of the collateral is adequate to cover the Company's investment in the related loans if foreclosure is ultimately required.

The table below details amounts of loans collectively or individually evaluated for impairment by portfolio segment.

	December 31, 2011		December 31, 2010
	Collectively reviewed for impairment	Individually reviewed for impairment	Collectively reviewed for impairment	Individually reviewed for impairment

Loans secured by real estate – construction	$ 16,220,851	$ 10,590,482	$ 29,029,669	$ 12,825,669
Loans secured by real estate – single family (1)	12,476,480	1,865,052	15,321,194	4,283,749
Loans secured by real estate –nonfarm, nonresidential	33,809,132	6,196,487	40,979,572	2,100,653
Loans secured by real estate – multifamily	1,001,415	692,673	1,793,400	-
Commercial and industrial loans	9,313,218	528,502	11,422,691	1,158,150
Consumer loans	686,857	216	995,788	3,665
Total	$ 73,507,953	$19,873,412	$ 99,542,314	$ 20,371,886

(1)     Includes HELOC loans.

Impaired loans by portfolio segment, the majority of which are included in the table above, as of the dates indicated, were as follows:

	December 31, 2011
	Unpaid Principal Balance	Recorded Investment	Related Specific Reserves	Average Impaired Investment	Interest Income
Loans secured by real estate – construction/development	$ 3,026,785	$ 2,785,868	$ 16,492	$ 4,062,190	$ 97,871
Loans secured by real estate – single family	477,466	472,012	6,287	485,819	27,347
Loans secured by real estate – multi-family	692,673	692,673	-	694,595	39,848
Loans secured by real estate –nonfarm, nonresidential	1,387,683	1,207,728	17,600	1,300,751	68,453
Commercial and industrial	53,607	53,607	-	60,096	5,027
Consumer loans	-	-	-	-	-

Total impaired loans (1)	$ 5,545,191	5,211,888	$ 40,379	$ 6,603,451	$ 235,548
Less related allowance for loan losses		(40,379)
Net nonperforming loans		$ 5,171,509

(1)     Includes loans on nonaccrual.

	December 31, 2010
	Unpaid Principal Balance	Recorded Investment	Related Specific Reserves	Average Impaired Investment	Interest Income
Loans secured by real estate – construction/development	$ 7,355,282	$ 7,218,013	$ 51,280	$ 7,780,357	$ 106,259
Loans secured by real estate – single family	2,269,366	2,137,335	3,287	2,185,276	82,340
Loans secured by real estate – multi-family	-	-	-	-	-
Loans secured by real estate –nonfarm, nonresidential	152,310	152,310	-	155,526	10,946
Commercial and industrial	1,129,662	1,129,662	292,000	1,137,190	9,681
Consumer loans	1,869	1,869	1,869	2,158	415

Total impaired loans (1)	$ 10,908,489	10,639,189	$ 348,436	$ 11,260,507	$ 209,641
Less related allowance for loan losses		(348,436)
Net nonperforming loans		$ 10,290,753

(1)     Includes loans on nonaccrual.

Reappraisals are routinely ordered when a loan is collateral dependent and showing signs of weakness. Specifically, the Company's reappraisal policy states that collateral for single family construction loans will be reappraised if the home is complete and remains unsold for twelve months, or if the original loan has been outstanding for eighteen months. For development loans, if lot absorption varies from the original appraiser's estimates by 25% or more, the collateral will be reappraised. Additionally, the Company's guidelines require that real property be appraised prior to renewal, modification, or extension of the loan. Collateral will also be reappraised if there is any indication that the collateral may have decreased significantly in value. An evaluation, rather than a full, certified appraisal, may or may not be used after consideration of the risk involved with the transaction, and the need to remain within safe and sound banking practices. If the value of collateral decreases significantly upon reappraisal, the Company may take any one or a combination of steps to protect its position. Possible actions include requesting additional collateral from the borrower, requiring the borrower to make principal reductions on the loan, or charge-off of a portion of the loan balance.

The Bank accounts for impaired loans in accordance with a financial accounting standard that requires all lenders to value a loan at the loan's fair value if it is probable that the lender will be unable to collect all amounts due according to the terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis taking into consideration all the circumstances of the loan and the borrower, including the length of the delay, reasons for the delay, the borrower's payment record and the amount of the shortfall in relation to the principal and interest owed. The fair value of an impaired loan may be determined based upon the present value of expected cash flows, market price of the loan, if available, or value of the underlying collateral. Expected cash flows are required to be discounted at the loan's effective interest rate. The Bank's loan portfolio is largely dependent on collateral for repayment if the borrower's financial position deteriorates. Therefore, the most common type of valuation is to determine collateral value less disposal costs in order to determine carrying values for loans deemed impaired. The Company has no interest income recognized on impaired loans that represents the change in present value attributable to passage of time.

Troubled Debt Restructurings

Loans which management identifies as impaired generally will be nonperforming loans or restructured loans (also known as "troubled debt restructurings" or "TDR's"). As a result of adopting the amendments in ASU 2011-02, at the end of the third quarter of 2011 the Company reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they were considered troubled debt restructurings under the amended guidance. The Company identified no loans as TDRs for which the allowance for loan losses had previously been measured under a general allowance methodology.

The table below summarizes loans designated as TDR's during the year ended December 31, 2011.

	For the year ended December 31, 2011
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate-construction/development	2	$ 1,993,166	$ 1,993,166
Real estate-single family	3	339,430	339,430
Real estate- nonfarm, nonresidential	2	489,248	489,248
Total	7	$ 2,821,844	$ 2,821,844

Troubled Debt Restructurings that subsequently defaulted (1) during the period:	Number of Contracts		Recorded Investment

Real estate-construction/development	2		$ 2,087,285
Real estate-nonfarm, nonresidential	1		238,400

Total	3		$ 2,325,685

(1)     Loans are considered in default when the situation indicates that the loan will be repaid via foreclosure of the collateral, or if the loan is placed on nonaccrual for specific circumstances other than foreclosure of the collateral.

During the year ended December 31, 2011, the Bank modified seven loans that were considered to be troubled debt restructurings. We extended the terms for three of these loans and the interest rate was lowered for one of these loans. For three of the loans, payments were changed from amortizing payments to interest only payments.

Nonperforming Loans

Nonperforming loans include nonaccrual loans or loans which are 90 days or more delinquent as to principal or interest payments. As of December 31, 2011, the Bank had nonaccrual loans of $4.1 million representing 9 loans, a decrease of $5.6 million from December 31, 2010. All of these loans are secured by real estate. In addition to loans on nonaccrual, as of December 31, 2011, management considers another $1.1 million of loans impaired, all of which are TDR's. Management routinely assesses the collateral and other circumstances associated with impaired loans in an effort to determine the amount of potential impairment. These loans are currently being carried at management's best estimate of net realizable value, although no assurance can be given that no further losses will be incurred on these loans until the collateral has been acquired and liquidated or other arrangements can be made.

The foreclosure process is lengthy (generally a minimum of six months and often much longer), so loans may be on nonaccrual status for a significant time period prior to moving to other real estate owned. As soon as the amount of impairment is estimable, the amount of principal impairment is generally charged-off against the allowance for loan losses. However, until losses and selling costs can be estimated via appraisal or other means, a portion of the allowance may be allocated to specific impaired loans. The timing of the appraisal varies from loan to loan depending on the Bank's ability to access the property. As of December 31, 2011 the allowance for loan losses included approximately $40,379 of reserves specifically related to impaired loans. Of that amount, a majority is related to selling costs.

Management's estimates of net realizable value or fair value of real estate collateral are obtained (on a nonrecurring basis) using independent appraisals, less estimated selling costs. Estimates of net realizable value for equipment and other types of personal property collateral are estimated based on input from equipment dealers and other professionals. If an appraisal is not available or management determines that fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as determined by Level 3 inputs as defined by FASB ASC 820, "Fair Value Measurements and Disclosures."

Potential Problem Loans

Management identifies and maintains a list of potential problem loans. These are loans that are not included in nonaccrual status or impaired loans. A loan is added to the potential problem list when management becomes aware of information about possible credit problems of borrowers that causes serious doubts as to the ability of such borrowers to comply with the current loan repayment terms. These loans are designated as such in order to be monitored more closely than other credits in the Bank's portfolio. There were loans in the amount of $2.3 million that have been determined by management to be potential problem loans at December 31, 2011. These loans are generally secured by various types of real estate, but may also be secured with other types of collateral. Should potential problem loans become impaired, management will charge-off any impairment amount as soon as the amount of impairment can be determined.

Concentrations of Credit

The Company makes loans to individuals and businesses in and around Upstate South Carolina for various personal and commercial purposes. The Bank has a diversified loan portfolio and the borrowers' ability to repay their loans is not dependent upon any specific economic sector. The Bank monitors concentrations in its customer base using the North American Industry Codes ("NAIC") and using certain regulatory definitions. As of December 31, 2011, the Bank has concentrations of credit in real estate rental and leasing, accommodation and food services, construction, retail trade, health care and social assistance, and other services, which by NAIC category comprise over 25% of Tier 1 Capital adjusted for the allowance for loan losses. The Bank also has concentrations in loans collateralized by real estate according to the regulatory definition. Included in this segment of the portfolio is the category for construction and development loans. While the Bank does have a concentration of loans in this category, the Bank's business is managed in a manner intended to help reduce the risks normally associated with construction lending. Management requires lending personnel to visit job sites, maintain frequent contact with borrowers and perform or commission inspections of completed work prior to issuing additional construction loan draws. Under current policy, loans are limited to 80% of cost of construction projects, and borrowers are required to meet minimum net worth requirements and debt service coverage ratios.

Projects for construction of single family homes are generally limited to those projects with contracts for sale where the ultimate owner has a significant investment in the contract. These policies may be considered stricter than policies in place when some of the Bank's currently outstanding loans were originated. However, as loans mature or as new loans are made, the current guidelines described above would be used to underwrite construction loans. The Company does not currently have any acquisition and development loans with interest reserves.

Construction loans in the Company's portfolio can be further divided into the following sub categories as of December 31, 2011:

December 31, 2011
Single family residential construction loans	$ 2,610,422
Acquisition and development loans	6,968,599
Other construction and land loans (1)	17,232,312
$ 26,811,333

(1)     Includes loans collateralized by vacant land and loans not development-related.

Reappraisals are routinely ordered when a loan is collateral dependent and showing signs of weakness. Specifically, the Company's reappraisal policy states that collateral for single family construction loans will be reappraised if the home is complete and remains unsold for twelve months, or if the original loan has been outstanding for eighteen months. For development loans, if lot absorption varies from the original appraiser's estimates by 25% or more, the collateral will be reappraised. Loans with weaknesses that are collateralized with partially constructed projects are generally appraised both "as is" and "as completed." A determination is then made as to the likely disposition of the loan, whether the borrower retains the collateral and completes the project or whether the Company will ultimately foreclose and complete the construction following foreclosure. If foreclosure and completion by the Company are deemed the most likely scenario, and the cost to complete exceeds the collateral value, then the amount of cost to complete in excess of the as completed value of the collateral will generally be charged to the allowance for loan losses. To date very few impaired loans have been returned to accrual status as the result of updated appraisals. However, depending on specific circumstances, loans could potentially return to accrual status if the repayment prospects for the loan have changed significantly. Loans returned to accrual status will generally need to perform for a period of six months prior to being returned to accrual status, unless the underlying characteristics have significantly been altered in a positive manner.

The category "Loans secured by real estate- single family, including HELOC" contains home equity lines of credit in the amount of $6.0 million and $7.6 million as of December 31, 2011 and 2010, respectively. This portion of the single family real estate secured portfolio includes some loans with first liens on the underlying collateral and some second liens. All home equity line loans are variable rate loans with interest rate floors. As of December 31, 2011, approximately $30.9 million or 33.1% of total gross loans, including home equity line loans, were variable rate loans.

The FHLB has a blanket lien on certain types of the Company's loans as collateral for FHLB advance borrowings. See Note 10. The Reserve Bank has a lien on certain other loan types should the Bank borrow from the Discount Window. As of December 31, 2011 there were no borrowings from the Discount Window of the Reserve Bank.

Activity in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009 is summarized in the table below.

	Year ended December 31,
	2011	2010	2009

Allowance for loan losses, beginning of year	$ 2,703,430	$ 2,695,337	$ 1,698,563
Provision for loan losses	670,000	1,260,000	2,955,000
Charge-offs	(1,355,328)	(1,251,907)	(1,958,726)
Recoveries	24,338	-	500

Allowance for loan losses, end of year	$ 2,042,440	$ 2,703,430	$ 2,695,337

Activity for the year ended December 31, 2011 in the allowance, by portfolio segment, is presented in the table below.

	Loans Secured by Real Estate
	Construction	Single family (1)	Nonfarm, nonresidential	Multifamily	Commercial and industrial	Consumer	Unallocated	Total
	(Dollars in thousands)
Beginning Balance	$ 1,093	$ 361	$ 341	$ 4	$ 526	$ 16	$ 362	$ 2,703
Provision	485	407	299	(2)	(303)	(1)	(215)	670
Charge-offs	(783)	(352)	(100)	-	(120)	-		(1,355)
Recoveries	-	-	-	-	24	-	-	24
Ending Balance	$ 795	$ 416	$ 540	$ 2	$ 127	$ 15	$ 147	$ 2,042

(1)     Includes home equity lines of credit.

The Company, through the Bank, analyzes charge-offs and calculates its estimate of the allowance for loan losses using regulatory call report codes. The codes are well-defined categories for loans and are generally based on various types of collateral. Since the Bank generally lends on various types of real-estate collateral, the regulatory call report codes provide a defined, consistent system for tracking loan balances and charge-offs. These codes are also useful in comparing the Bank to its regional community bank peers. The Bank's historical charge-off rates, by call code, are calculated, reviewed for additional subjective factors that should be considered for the current outlook, and then applied to ending balances of loans not specifically reviewed for impairment. These estimates, along with the loans specifically reviewed for impairment, are used in the analysis of the adequacy of the allowance for loan losses completed on a quarterly basis. As described in Note 1, loans rated OAEM (or Special Mention), Substandard, Doubtful, or Loss are individually evaluated for impairment, and the estimate of the amount of allowance for loan losses is computed based on individual facts and circumstances, such as appraised value of collateral, and similar factors.

Charge-offs, net of recoveries, for the years ended 2011, 2010 and 2009 were categorized by regulatory call report code as follows:

	Year ended December 31,
	2011	2010	2009

Loan secured by real estate –construction/development	$ 783,211	$ 978,425	$ 882,684
Loan secured by real estate –single family	351,549	249,034	250,072
Loan secured by real estate –nonfarm, nonresidential	100,527	-	156,643
Commercial and industrial loans	120,041	21,315	668,829
Loans to consumers	-	3,133	500
Total charge-offs	1,355,328	1,251,907	1,958,728
Recoveries	(24,338)	-	(500)
Total net charge-offs	$ 1,330,990	$ 1,251,907	$ 1,958,228

The allowance for loan losses is not restricted to specific categories of loans and is available to absorb losses in all categories. However, the Company has allocated the allowance for loan losses among the various segments of the portfolio. The allowance allocations as of December 31, 2011 and December 31, 2010 are presented in the table below.

	December 31,
	2011	2010

Loans secured by real estate –construction/development	$ 794,604	$ 1,093,200
Loans secured by real estate –single family, including HELOC	416,168	361,096
Loans secured by real estate –nonfarm, nonresidential	539,932	341,377
Loans secured by real estate –multifamily	2,504	4,484
Commercial and industrial	127,068	525,567
Consumer installment	15,439	15,914
Unallocated	146,725	361,792
Total allowance for loan losses	$ 2,042,440	$ 2,703,430

Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

Components of property and equipment included in the balance sheet are as follows:

	December 31,
	2011	2010
Land and improvements	$1,468,480	$1,468,480
Bank premises	4,271,773	4,271,773
Furniture, equipment and software	1,594,600	1,594,038
Vehicles	58,005	58,005
Property and equipment	7,392,858	7,392,296
Accumulated depreciation	(2,368,745)	(2,161,461)
Property and equipment, net	$5,024,113	$5,230,835

     Depreciation expense for the years ended December 31, 2011, 2010, and 2009 amounted to $235,700, $228,184, and $265,520, respectively. Depreciation is charged to operations over the estimated useful lives of the assets. The estimated useful lives and methods of depreciation for the principal items follow:

Type of Asset	Life in Years	Depreciation Method
Furniture, equipment and software	3 to 7	Straight-line
Improvements	5 to 40	Straight-line
Vehicles	5	Straight-line

Property Acquired In Foreclosure	12 Months Ended
Dec. 31, 2011
Property Acquired In Foreclosure [Abstract]
Property Acquired In Foreclosure

NOTE 7– PROPERTY ACQUIRED IN FORECLOSURE

     The Company has acquired a significant number of real estate properties in settlement of loans. A summary of the activity in property acquired in foreclosure follows:

	December 31,
	2011	2010
Beginning balance	$10,278,599	$6,712,948
Additions from foreclosures and capitalized improvements	11,281,083	8,403,452
Write downs of value	(430,513)	(709,751)
Sales	(4,583,681)	(4,128,050)
Ending other real estate owned	$16,545,488	$10,278,599

     The Company recognized net losses of $193,693, $180,397 and $228,547 on sales of all types of repossessed collateral for the years ended December 31, 2011, 2010 and 2009, respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
NOTE 8 – DEPOSITS
The following is a detail of the deposit accounts as of:
	December 31,
	2011	2010

Noninterest bearing	$17,087,736	$10,382,882
Interest bearing:
NOW accounts	14,749,804	12,621,719
Money market accounts	14,844,247	15,552,889
Savings	32,392,335	35,344,088
Time, less than $100,000	39,751,568	51,005,987
Time, $100,000 and over (1)	20,036,904	15,738,827
Total deposits	$138,862,594	$140,646,392

(1)	Does not include some brokered deposits issued in denominations less than $100,000 per depositor.

     The Company's deposits included brokered deposits of approximately $7.4 million and $19.7 million as of December 31, 2011 and 2010, respectively. Interest expense on time deposits greater than $100,000 (including brokered deposits) was approximately $460,000 in 2011, $851,000 in 2010, and $1.3 million in 2009. Securities issued by government sponsored enterprises with an amortized cost of $1.3 million and $696,858 (fair value of $1.4 million and $703,970) in 2011 and 2010, respectively, were pledged as collateral for public funds.

At December 31, 2011 the scheduled maturities of time deposits are as follows:

2012	$39,350,130
2013	12,307,388
2014	5,076,418
2015	656,429
2016 and thereafter	2,398,107
$59,788,472

Customer Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Customer Repurchase Agreements [Abstract]
Customer Repurchase Agreements

NOTE 9 – CUSTOMER REPURCHASE AGREEMENTS

Customer repurchase agreements consist of the following:

	December 31,
	2011	2010
Sweep accounts	$67,550	$895,937
Retail repurchase agreements	1,700,000	2,050,000
	$1,767,550	$2,945,937

     The Bank enters into sweep and retail repurchase agreements with its customers. The sweep agreements generally mature overnight. At December 31, 2011, the Bank had two retail repurchase agreements both of which mature in 2012. Securities issued by government sponsored enterprises with an amortized cost of $2.5 million and $3.3 million (fair value of $2.6 million and $3.1 million) were pledged as collateral for the sweep accounts and repurchase agreements, at December 31, 2011 and 2010, respectively. During 2011 sweeps and customer repurchase agreements averaged $2.2 million. The average rate paid on these balances was 1.23% during 2011 and the highest balance at any month end was $3.3 million. During 2010 sweeps and customer repurchase agreements averaged $2.9 million. The average rate paid was 1.34% and the highest balance at any month end during the year was $3.4 million.

Borrowings From Federal Home Loan Bank Of Atlanta	12 Months Ended
Dec. 31, 2011
Borrowings From Federal Home Loan Bank Of Atlanta [Abstract]
Borrowings From Federal Home Loan Bank Of Atlanta

NOTE 10 – BORROWINGS FROM FEDERAL HOME LOAN BANK OF ATLANTA

     At December 31, 2011 and 2010, the Bank had a line of credit to borrow funds from the FHLB in the amount of 10% of the Bank's assets. Funds borrowed from the FHLB are collateralized by a lien on certain of the Bank's available for sale securities and loans. At December 31, the Bank had advances outstanding as follows:

			December 31,
Terms	Interest Rate	Maturity Date	2011	2010
Fixed rate, convertible	3.52%	1/16/2018	$2,000,000	$2,000,000
Fixed rate	1.07	1/10/2011	-	3,000,000
Fixed rate	2.72	1/25/2011	-	1,000,000
Fixed rate, amortizing	4.49	12/01/2013	88,889	133,333
Fixed rate, amortizing	4.89	4/14/2014	90,741	129,630
Fixed rate, amortizing	4.78	7/27/2015	261,875	329,375

			$2,441,505	$6,592,338

     The Company's convertible advance from the FHLB is convertible to a variable rate instrument at the option of the FHLB on January 16, 2013. During 2011 the highest balance as of any month end for borrowings from the FHLB was $2.6 million. The average rate paid on advances during 2011 was 3.53%. The average balance of FHLB advances for 2011 was $2.7 million. During 2010 the highest balance as of any month end for borrowings from the FHLB was $9.7 million. The average rate paid on advances during 2010 was 2.50%. The average balance of FHLB advances for 2010 was $8.0 million.

Broker Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Broker Repurchase Agreements [Abstract]
Broker Repurchase Agreements

NOTE 11 – BROKER REPURCHASE AGREEMENTS

     Broker repurchase agreements consist of one repurchase agreement totaling $3.0 million as of December 31, 2011. The borrowing carries a fixed rate of interest with a call feature. The agreement matures on January 15, 2015, and is callable by the broker quarterly after January 15, 2012. The Company prepaid another repurchase agreement in the amount of $2.0 million during December, 2011. That agreement was set to mature on January 15, 2013 and was callable by the broker quarterly, beginning January 10, 2010. Prepaying the agreement required an acceleration of interest payments of $67,318. The additional amount is included in "Interest Expense- Broker repurchase agreements" in the accompanying Consolidated Statement of Income (Loss). The agreement was prepaid to reduce capital requirements and to remove a negative impact on the Company's net interest margin in future periods. Securities with fair value of $4.1 million and amortized cost of $3.9 million collateralize the remaining agreement. During 2011 the highest balance as of any month end for broker repurchase agreements was $5.0 million and the average balance for 2011 was $4.9 million. The average rate paid on broker repurchase agreements during 2011 was 4.92%. Without the prepayment interest of $67,318 the average rate paid on broker repurchase agreements in 2011 would have been 3.54%. During 2010 the highest balance as of any month end for broker repurchase agreements was $5.0 million and the average balance for 2010 was $5.0 million. The average rate paid on broker repurchase agreements during 2010 was 3.54%.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12 – COMMITMENTS AND CONTINGENCIES

     The Bank may become party to litigation and claims arising in the normal course of business. As of December 31, 2011, there was no litigation pending other than foreclosure or similar collection actions initiated by the Bank.

     The Bank entered into a five-year contract with a data, item, and ATM processing service in 2010. Minimum monthly costs for these services are currently approximately $20,000. Volume-related costs may increase as volume increases.

     The Company has signed change of control agreements with three of its executive officers. These agreements provide for various payments to the executives in the event of a change in control of the Company.

     From time to time the Bank may guarantee merchant credit card accounts on behalf of certain customers. At December 31, 2011 the total amount guaranteed by the Bank related to credit card accounts was immaterial.

Refer to Note 16 concerning financial instruments with off balance sheet risk.

Cumulative Perpetual Preferred Stock (8%)	12 Months Ended
Dec. 31, 2011
Cumulative Perpetual Preferred Stock (8%) [Abstract]
Cumulative Perpetual Preferred Stock (8%)

NOTE 13 – CUMULATIVE PERPETUAL PREFERRED STOCK (8%)

     During the third quarter of 2010, the Company offered up to $2,500,000 of 8% Series A Cumulative Perpetual Preferred Stock ("the Preferred") to accredited investors and up to 35 non-accredited investors. The Preferred was offered by the Company's directors and executive officers, and no selling agents or underwriters were used. 1,038 shares of the Preferred were sold. Proceeds of the offering, net of offering expenses totaled $998,538. The Preferred is scheduled to pay a dividend quarterly. However, pursuant to the Company's Memorandum of Understanding with the Federal Reserve, the Federal Reserve has declined to approve the dividends scheduled for payment to date. Dividends that have accumulated, but have not been declared or accrued since inception of the Preferred, total $118,553 as of December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

     The provision for income taxes is reconciled to the amount of income tax computed at the federal statutory rate on income (loss) before income taxes as follows:

	Year ended December 31,
	2011		2010		2009
Tax benefit at statutory rate	$(197,440)	(34)%	$(301,254)	(34)%	$(741,544)	(34)%
Increase (decrease) in taxes resulting from:
State income taxes, net of federal benefit	-	-	-	-	-	-
Tax-exempt investments	(78,400)	(14)	(77,747)	(9)	(78,845)	(5)
Increase in cash value of life insurance	(22,806)	(4)	(23,613)	(3)	(23,849)	(2)
Increase in valuation allowance	1,197,779	206	-	-	-	-
Other	9,308	2	14,341	1	24,501	2
Income tax expense (benefit)	$908,441	156%	$(388,273)	(45)%	$(819,737)	(39)%

The income tax effects of cumulative temporary differences at December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$398,065	$665,122
Unrealized net loss on securities available for sale	-	41,753
Stock based compensation	56,062	47,622
Other real estate owned	140,717	179,374
Net operating loss carryforward	624,792	-
Other	70,387	157,528
	1,290,023	1,091,399
Deferred tax liabilities:
Unrealized net gain on securities available for sale	248,468	-
Depreciation	76,261	95,659
Prepaid expenses	21,984	25,074
	346,713	120,733
Deferred tax asset, net	943,310	970,666
Valuation allowance	(1,191,779)	-
Net deferred tax asset (liability)	$(248,469)	$970,666

     Deferred tax assets represent the future tax benefit of deductible differences and, if it is more-likely-than-not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. During the year ended December 31, 2011 the company recorded a full valuation allowance against the Company's net deferred tax asset to reduce the total to an amount that management believes will ultimately be realized. Realization of deferred tax assets is dependent upon sufficient taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. Based on management's projections, the deferred tax assets are not more-likely-than-not to be recovered with projected taxable income from the three years through 2014.

     The following summary of the provision for income taxes includes tax deferrals that arise from temporary differences in the recognition of certain items of revenue and expense for tax and financial reporting purposes:

	Year ended December 31,
	2011	2010	2009
Income taxes currently payable (receivable)	$(1,000)	$(255,967)	$(781,874)
Deferred income tax benefit	909,441	(132,306)	(37,863)
Income tax benefit	$908,441	$(388,273)	$(819,737)

     The Company and its subsidiaries file a consolidated federal income tax return and consolidated or separate state income tax returns. With few exceptions the company is no longer subject to federal or state income tax examinations by tax authorities for years before 2008. The Company has net operating loss carryforwards for tax purposes of approximately $1.8 million with an expiration date in 2031. The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 15 – RELATED PARTY TRANSACTIONS

     Certain directors, executive officers and companies with which they are affiliated, are customers of and have loan transactions with the Bank in the ordinary course of business. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable arms-length transactions.

A summary of loan transactions with directors, including their affiliates, and executive officers is as follows:

	Year ended December 31,
	2011	2010	2009
Balance, beginning of year	$6,002,606	$7,638,399	$5,958,663
New loans or lines of credit	175,300	209,100	2,588,627
Payments on loans or lines of credit	(1,174,257)	(1,844,893)	(908,891)
Balance, end of year	$5,003,649	$6,002,606	$7,638,399

     Deposits by directors, executive officers, and their related interests, at December 31, 2011 and 2010 were $1.1 million and $2.6 million, respectively.

Financial Instruments With Off Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off Balance Sheet Risk [Abstract]
Financial Instruments With Off Balance Sheet Risk

NOTE 16 – FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

     In the ordinary course of business, and to meet the financing needs of its customers, the Bank is a party to various financial instruments with off balance sheet risk. These financial instruments, which include commitments to extend credit and standby letters of credit, involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the balance sheet. The contract amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

     The Bank's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amounts of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on balance sheet instruments.

     Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any material condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee. At December 31, 2011 and 2010, unfunded commitments to extend credit were $10.9 million and $10.8 million, respectively, and outstanding letters of credit were approximately $1.0 million and $715,000, respectively.

     At December 31, 2011, the unfunded commitments consisted of $8.5 million at variable rates and $2.4 million at fixed rates with $4.8 million expiring within one year. The Bank evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the borrower. Collateral varies but may include accounts receivable, inventory, property, plant and equipment, and commercial and residential real estate.

     Fair values of off balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing, and were immaterial in 2011 and 2010.

     The Bank offers an automatic overdraft protection product. Approximately $1.1 million of overdraft protection is available under this product as of December 31, 2011. The Bank expects that much of this capacity will not be utilized. During 2011 the average balance of total demand deposit overdrafts was approximately $24,000.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

NOTE 17 – EMPLOYEE BENEFIT PLAN

     The Company sponsors a Simple IRA Plan for the benefit of all eligible employees. The Bank contributes up to three percent of the employee's compensation. Employer contributions made to the Plan in 2011, 2010, and 2009 amounted to $44,212, $47,207, and $53,458, respectively.

Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans [Abstract]
Stock Option Plans

NOTE 18 – STOCK OPTION PLANS

     In 2003, the Company's shareholders approved the Cornerstone Bancorp 2003 Stock Option Plan (the "2003 Plan"), which reserved 125,000 shares of the Company's common stock for issuance upon exercise of options. Pursuant to the 2003 Plan as further discussed below, the number of shares reserved for issuance has been increased to 201,771 shares as a result of the 10% stock dividends declared from 2004 to 2007 and 5% stock dividends in each of 2010 and 2009 as discussed in Note 19 below. Employees and Directors are eligible to participate in the 2003 Plan, which has a term of 10 years. Awards under the 2003 Plan must be made by the Board of Directors, or by a Committee of Directors designated by the Board, at an exercise price equal to the fair market value of the Company's common stock on the date of grant. During 2011, no options to purchase common shares were granted and none were exercised. Options to purchase 9,396 shares were forfeited. As of December 31, 2011, 102,169 options to purchase common shares remain outstanding under the 2003 Plan.

     Under the 2003 Plan, options to purchase 18,000 shares were granted during each of the years 2004, 2005, 2006 and 2007. Options to purchase 19,200 shares were granted in 2008. Options to purchase 15,600 shares of common stock were granted in 2009. The risk free interest rates used for the 2009, 2008, and 2007 grants were 2.34%, 3.91%, and 4.68%, respectively, which was the 10 Year Constant Maturity Rate on U.S. Treasury Securities during the months in which the options were granted. The assumed dividend rate was zero and the expected option life was 10 years for 2009, 2008, and 2007 grants. Volatility is difficult to measure accurately due to the low volume of trading of the Company's stock. The common stock is not listed on any exchange and has no active trading market. Since 2006, the stock has been quoted on the OTC Bulletin Board. Based on information available at the date of the grant, the volatility assumption used for 2009 option grants was 38.71%, for 2008 option grants was 28%, and for 2007 option grants was 12%.

A summary of the activity in the plans is presented below:

	Shares	Weighted Average Exercise Price(1)	Aggregate Intrinsic Value (2)

Outstanding at December 31, 2008	131,812	$9.46
Granted (3)	22,241	$9.45
Exercised	(14,172)	$5.64
Forfeited or expired	(33,626)	$6.39
Outstanding at December 31, 2009	106,255	$10.49
Granted as a result of stock dividend 5% (3)	5,310	$9.99
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2010	111,565	$9.99
Granted (3)	-
Exercised	-
Forfeited or expired	(9,396)	$9.89
Total outstanding options	102,169	$10.00
Options exercisable at end of year	82,793	$9.87	$-
Shares available for grant	63,785

(1)	The weighted average exercise price has been adjusted to reflect 10% stock dividends declared by the Company's Board of Directors annually from 2002 through 2007 and a 5% stock dividend declared by the Company's Board of Directors in each of 2010 and 2009.
(2)	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option). At December 31, 2011 the amount represents the value that would have been received by the option holders had all option holders exercised their options on that date. This amount changes based on changes in the market value of the Company's common stock. At December 31, 2011 the OTCBB quoted price was $1.27 Therefore, none of the Company's options had intrinsic value as of that date.
(3)	Granted options include new grants in years prior to 2010 as well as adjustments of previous grants as a result of 10% stock dividends declared by the Company's Board of Directors annually from 2002 through 2007 and a 5% stock dividend in each of 2009 and 2010.

     Options granted after 2005 vest over a five-year period, according to the option agreements. All options granted prior to 2006 have fully vested. The weighted average life of options outstanding was 4.40 years and 5.43 years at December 31, 2011 and 2010, respectively. Expense related to stock based compensation recorded in the accompanying consolidated statements of income (loss) was $49,676, $61,220, and $72,464 for the years ended 2011, 2010, and 2009, respectively. There were 35,169 non-vested options outstanding (estimated fair value of $198,166) at the beginning of 2011. During 2011, 13,043 options vested (estimated fair value of $74,243). No options were granted. Non-vested options to purchase 2,752 shares were forfeited. At December 31, 2011, 19,376 non-vested options (estimated fair value of $108,430) were outstanding.

Dividends	12 Months Ended
Dec. 31, 2011
Dividends [Abstract]
Dividends

NOTE 19 – DIVIDENDS

     No dividends were paid during the year ended December 31, 2011. The Company paid a 5 percent stock dividend in 2010 to shareholders of record on May 11, 2010 and in 2009 to shareholders of record on May 12, 2009. The Company's payment of cash dividends is within the discretion of its Board of Directors, subject to compliance with Federal Reserve guidance, and is dependent on the Company's receiving cash dividends from the Bank. Federal banking regulations restrict the amount of dividends that the Bank can pay to the Company. Future dividend policy will depend on the Company's earnings, capital requirements, financial condition and other factors considered relevant by the Company's Board of Directors. Under its Memorandum of understanding with the FRB, the Company is required to seek permission of the FRB prior to paying dividends.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

NOTE 20 – REGULATORY MATTERS

     The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.

     The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

     Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to adjusted total assets ("Tier 1 leverage ratio"). Management believes, as of December 31, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

     The Bank's actual capital amounts and ratios and minimum regulatory amounts and ratios established by regulations adopted pursuant to the prompt corrective action provisions of the Federal Deposit Insurance Corporation Improvement Act are presented as follows:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provisions
			Minimum		Minimum
	(Dollars in thousands)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total Capital (to risk weighted assets)	$18,086	14.81%	$9,769	8.0%	$12,211	10.0%
Tier 1 Capital (to risk weighted assets)	16,544	13.55	4,884	4.0	7,327	6.0
Tier 1 leverage ratio	16,544	9.99	6,626	4.0	8,282	5.0

As of December 31, 2010
Total Capital (to risk weighted assets)	$19,307	13.8%	$11,234	8.0%	$14,043	10.0%
Tier 1 Capital (to risk weighted assets)	17,531	12.5	5,617	4.0	8,426	6.0
Tier 1 leverage ratio	17,531	9.8	7,188	4.0	8,985	5.0

     In addition to the FDIC requirements shown above, the Bank is currently required to maintain individual minimum capital ratios by the OCC. Those required ratios are: Total capital to risk weighted assets– 12.0%; Tier 1 capital to risk weighted assets – 11.0%; and Tier 1 capital to average assets– 9.0%. The Bank exceeded these requirements at December 31, 2011 and 2010.

     The Federal Reserve has also established guidelines for capital requirements for bank holding companies that are similar to the FDIC's guidelines for banks. At December 31, 2011and 2010 the Company exceeded all of the minimum requirements of the Federal Reserve guidelines.

     On May 12, 2010, the Bank entered into a formal agreement with the OCC for the Bank to take various actions with respect to the operation of the Bank. The actions include: creation of a committee of the Bank's board of directors to monitor compliance with the agreement and make quarterly reports to the board of directors and the OCC; assessment and evaluation of management and members of the board; development, implementation and adherence to a written program to improve the bank's loan portfolio management; protection of its interest in its criticized assets; implementation of a program that identifies and manages concentrations of credit risk; extension of the Bank's strategic plan; extension of the Bank's capital program and profit plan; additional plans for ensuring that the level of liquidity at the Bank is sufficient to sustain the current operations and withstand any anticipated or extraordinary demand; and a requirement for obtaining a determination of no supervisory objection from the OCC before accepting brokered deposits. The substantive actions called for by the agreement should strengthen the Bank and make it more efficient in the long-term. The Bank believes it is in compliance with the requirements included in the formal agreement at December 31, 2011.

     The Company has entered into a memorandum of understanding with the Federal Reserve Bank of Richmond ("FRB"). The memorandum of understanding requires the Company to seek permission from the FRB before it takes certain actions such as payment of cash dividends, redemption of outstanding stock, etc. The Company believes it is in compliance with the memorandum of understanding with the FRB as of December 31, 2011.

Estimated Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Estimated Fair Value Of Financial Instruments [Abstract]
Estimated Fair Value Of Financial Instruments

NOTE 21 - ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values of the Company's financial instruments were as follows:

	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets
Cash and due from banks	$6,803,057	$6,803,057	$7,043,911	$7,043,911
Federal funds sold	12,620,000	12,620,000	5,110,000	5,110,000
Investment securities	28,626,473	28,626,473	24,655,686	24,655,686
Loans, gross	93,381,365	94,402,712	119,914,200	120,947,231
Cash surrender value of life insurance policies	1,975,187	1,975,187	1,908,112	1,908,112
Financial Liabilities
Deposits	138,862,594	137,939,619	140,646,392	139,176,006
Fed Funds purchased and customer sweeps	67,550	67,550	895,937	895,937
Customer repurchase agreements	1,700,000	1,700,000	2,050,000	2,137,395
Borrowings from FHLB	2,441,505	2,615,148	6,592,338	6,731,378
Broker repurchase agreements	3,000,000	3,095,282	5,000,000	5,212,655

     The table below presents the balances of assets measured at fair value on a recurring or nonrecurring basis by level within the hierarchy of inputs that may be used to measure fair value. Assets valued at fair value on a recurring basis are those valued at fair value at each balance sheet date, whereas those valued on a nonrecurring basis are not re-measured as of each balance sheet date. There are no liabilities measured at fair value on a recurring basis.

	December 31, 2011
	Total	Level 1	Level 2	Level 3
Investment securities, recurring	$28,626,473	$18,972,486	$8,770,137	$883,850
Other real estate owned, nonrecurring	$16,545,488	$-	$-	$16,545,488
Impaired loans, nonrecurring	$5,211,888	$-	$-	$5,211,888
	December 31, 2010
	Total	Level 1	Level 2	Level 3
Investment securities, recurring	$24,655,686	$15,369,729	$8,222,607	$1,063,350
Other real estate owned, nonrecurring	$10,278,599	$-	$-	$10,278,599
Impaired loans, nonrecurring	$10,414,838	$-	$-	$10,414,838

The table below represents the activity in Level 3 assets that are measured at fair value on a recurring basis for the period January 1, to December 31,

Other Investments	2011	2010
Beginning balance	$1,063,350	$1,142,050
Total realized and unrealized gains or losses:
Included in earnings	-	-
Included in other comprehensive income	-	-
Purchases (Federal Reserve Bank stock)	17,900	-
Sales (redemptions by FHLB)	(197,400)	(78,700)
Principal reductions	-	-
Transfers in and/or out of Level 3	-	-
Ending balance	$883,850	$1,063,350

Parent Company Information	12 Months Ended
Dec. 31, 2011
Parent Company Information [Abstract]
Parent Company Information

NOTE 22 - PARENT COMPANY INFORMATION

Following is condensed financial information of Cornerstone Bancorp (parent company only):

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash and interest bearing deposits	$452,354	$525,773
Investment in subsidiary	17,026,225	17,827,490
Other assets	10,991	8,996
Total Assets	$17,489,570	$18,362,259

Liabilities And Shareholders' Equity
Accrued expenses	$6,960	$3,547
Shareholders' equity	17,482,610	18,358,712
Total Liabilities and Shareholders' Equity	$17,489,570	$18,362,259

Condensed Statements of Income

	Year ended December 31,
	2011	2010	2009
Income
Interest	$4,249	$4,848	$4,645

Expenses
Sundry	79,086	61,502	58,893
Loss before equity in undistributed net
loss of bank subsidiary	(74,837)	(56,654)	(54,248)

Equity in undistributed net loss of
subsidiary	(1,414,311)	(441,113)	(1,307,026)
Net loss	$(1,489,148)	$(497,767)	$(1,361,274)

Condensed Statements of Cash Flows

	Year ended December 31,
	2011	2010	2009
Operating Activities
Net loss	$(1,489,148)	$(497,767)	$(1,361,274)
Adjustments to reconcile net loss to net cash used
for operating activities
Equity in undistributed net loss of subsidiary	1,414,311	441,113	1,307,026
Decrease (increase) in other assets	(1,995)	724	(715)
Increase (decrease) in accrued expenses	3,413	(10,314)	(489)
Net cash used for operating activities	(73,419)	(66,244)	(55,452)

Investing Activities
Investment in bank subsidiary	-	(499,999)	(299,999)

Financing Activities
Cash paid in lieu of fractional shares	-	(1,024)	(1,715)
Issuance of preferred stock, net of expenses	-	998,538	-
Exercise of stock options, net of tax	-	-	80,000
Net cash provided by financing
activities	-	997,514	78,285

Net increase (decrease) in cash	(73,419)	431,271	(277,166)

Cash, beginning of year	525,773	94,502	371,668

Cash, end of year	$452,354	$525,773	$94,502